Operating assets and liabilities - Leases - Leased property, plant and equipment (Details) - DKK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	kr 4,131	kr 3,839
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	3,544	3,340
Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	kr 587	kr 499